Restatement to Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Adjustments to the Financial Statements

	As previously Reported	Adjustments	As Restated
Unaudited Condensed Balance sheet as of September 30, 2023
Due from Sponsor	$—	$994,950	$994,950
Due to Shareholders	$—	$628,758	$628,758
Total Current Liabilities	$4,626,318	$628,758	$5,255,076
Total Liabilities	$11,900,123	$628,758	$12,528,881
Class A common stock subject to possible redemption	$11,221,524	$(628,758)	$10,592,766
Additional paid-in capital	$—	$293,484	$293,484
Accumulated deficit	$(11,262,854)	$701,466	$(10,561,388)
Total stockholders’ deficit	$(11,262,254)	$994,950	$(10,267,304)
Total Liabilities, Class A Common Stock subject to possible redemption	$11,859,393	$994,950	$12,854,343